CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	Aug. 31, 2011	May 31, 2011	May 31, 2010
CURRENT ASSETS:
Cash	$ 2,701	$ 2,239	$ 4,932
Certificates of deposit-restricted	50	50	150
Accounts receivable, net of allowance	4,984	3,687	3,967
Accounts receivable-related party	40	54
Unbilled accounts receivable	1,906	2,010	2,592
Inventories, net of reserve	1,480	1,257	1,049
Notes receivable		1	15
Prepaid expenses and other current assets	431	489	1,288
Patent held for sale			257
Total Current Assets	11,592	9,787	14,250
PROPERTY AND EQUIPMENT, net of accumulated depreciation	2,577	2,619	2,749
GOODWILL	343	343	343
INTANGIBLE ASSETS, net of accumulated amortization	3,320	3,562	4,342
PATENT HELD FOR SALE		100
OTHER	75	100
TOTAL ASSETS	17,907	16,411	21,684
CURRENT LIABILITIES:
Accounts payable	10,207	8,511	7,964
Accounts payable-related party			111
Accrued expenses and other current liabilities	4,111	3,400	5,517
Current portion of long-term debt	4,369	4,439	1,412
Current portion of trademark purchase obligation	100	150	150
Deferred revenue	277	289	336
Total Current Liabilities	19,064	16,789	15,490
LONG-TERM LIABILITIES:
Long-term debt, net of current portion	10,023	10,181	14,487
Long-term trademark purchase obligation, net of current portion	100	200	350
Total Long Term Liabilities	10,123	10,381	14,837
TOTAL LIABILITIES	29,187	27,170	30,327
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' DEFICIT:
Common stock	50	50	50
Additional paid-in capital	51,822	51,571	51,186
Treasury stock	(216)	(216)	(216)
Accumulated deficit	(62,936)	(62,164)	(59,663)
Total Shareholders' Deficit	(11,280)	(10,759)	(8,643)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 17,907	$ 16,411	$ 21,684